Cover Page	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	Invesco Ltd.
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-0557567
Entity Address, Address Line One	1331 Spring Street NW,
Entity Address, Address Line Two	Suite 2500,
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	892-0896
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $.20 par value
Trading Symbol	IVZ
Security Exchange Name	NYSE
Entity Central Index Key	0000914208
Amendment Flag	false
Entity File Number	001-13908